Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments	12 Months Ended
Dec. 31, 2019
THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES, AND OTHER COMMITMENTS
THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES, AND OTHER COMMITMENTS

34. THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES, AND OTHER COMMITMENTS

34.1 Direct guarantees

As of December 31, 2019 and 2018 no property, plant and equipment was pledged as security for liabilities.

As of December 31, 2019, the Group had no future energy purchase commitments.

34.2 Indirect guarantees

There were no indirect guarantees as of December 31, 2019 and 2018.

34.3 Litigation and Arbitration Proceedings

Enel Generación Chile S.A.

1.

By means of ORD No. 5,705 dated May 23, 2016, the Superintendency of Electricity and Fuels, filed charges against GasAtacama Chile S.A. (which merged into Enel Generación Chile S.A., on October 1, 2019) for providing allegedly erroneous information to CDEC-SING with respect to the Minimum Technical parameters (MT) and Average Operating Time parameters (TMO) during the period between January 1, 2011 and October 29, 2015, GasAtacama Chile S.A. presented its objections, which were rejected by the Superintendency’s Resolution No. 014606 dated August 4, 2016 which imposed a fine of 120,000 UTM (ThCh$5,954,760). In opposition to the resolution of the Superintendency that applied  the fine, GasAtacama Chile S.A. submitted a request for reconsideration before the Superintendency, which was rejected by the Superintendency through Resolution No. 15,908, dated November 2, 2016, which confirmed the fine imposed. In opposition to the resolution, GasAtacama Chile S.A. filed a claim of illegality before the Court of Appeals of Santiago, which on April 9, 2019, issued a ruling that reduced the fine imposed to 500 UTA (ThCh$ 297,738). Both the Superintendency and GasAtacama Chile S.A. filed appeals before the Supreme Court against this ruling, which on January 15, 2020 rejected both appeals, confirmed the fine of 500 UTA (ThCh$297,738) and also declared, that there had been no delivery of false information to the coordinator of the CDEC-SING by GasAtacama Chile S.A. during the relevant period.

2.

Inversiones Tricahue S.A., a minority shareholder of Empresa Eléctrica Pehuenche S.A., requested in the 20th Civil Court of Santiago the appointment of an arbitrator, to hear and resolve the arbitration claim that Inversiones Tricahue S.A. seeks to bring against Empresa Eléctrica Pehuenche S.A., Enel Generación Chile S.A., Enel Chile S.A., and the directors of these three companies, for the alleged damages that the Pehuenche management allegedly inflicted on the minority shareholders, as a result of the Project Elqui reorganization plan and the development of Pehuenche's electricity generation business.

Once the request for the appointment of an arbitrator was presented, the three defendant companies and their directors submitted numerous objections, all of which were rejected by the ruling dated June 25, 2018. Subsequently, Mr. Nelson Contador was designated as the arbitrator and accepted the appointment. The companies and their directors appealed the appointment of arbitrator, a hearing on the appeal was held and the appeal is pending a ruling. In parallel, the appointed arbitrator issued a ruling that summoned the parties to a hearing to set the rules of procedure and fees of the arbitrator, which will be carried out on the tenth day after notification of the ruling to all of the parties, which as of December 31, 2019 had not yet occurred.

In relation to the litigation proceedings described above, the Group had established provisions for ThCh$2,196,828 as of December 31, 2019 (see Note 23) . Although there are other lawsuits that also have associated provisions but are not described in this note because they individually represent immaterial amounts, the management of the Company considers that the provisions recorded in the consolidated financial statements are adequate to cover the risks of litigation and therefore do not expect additional liabilities other than those already specified.

Given the characteristics of the risks covered by these provisions, it is not possible to determine a reasonable schedule of payment dates if there are any.

34.4 Financial restrictions

A number of the Group’s loan agreements include the obligation to comply with certain financial ratios, which is normal for the contracts of this nature. There are also affirmative and negative covenants requiring the monitoring of these commitments. In addition, there are restrictions in the events-of-default clauses of the agreements which require compliance.

1)     Cross Default

Some of the financial debt contracts of Enel Generación Chile contain cross default clauses.

Under the bond issues of the Company registered with the United States Securities and Exchange Commission (the “SEC”), commonly called “Yankee bonds”, a cross default can be triggered by another debt of the Company or of any of its Chilean subsidiaries, for any amount overdue provided that the principal of the debt giving rise to the cross default exceeds US$ 30 million or its equivalent in other currencies. Debt acceleration due to cross default does not occur automatically but has to be demanded by the holders of at least 25% of the bonds of that certain series of Yankee bonds. In addition, events of bankruptcy or insolvency of foreign subsidiaries have no contractual effects on the Company’s Yankee bonds. The Company’s Yankee bonds mature in 2024, 2027, 2037 and 2097. Specifically for those maturing in 2024 (issued in April 2014), the threshold for triggering a cross default was increased to US$ 50 million or its equivalent in other currencies. As of December 31, 2019, the outstanding amount of Yankee bonds totals ThCh$537,266,386.

The bonds of Enel Generación Chile issued in Chile state that cross default can be triggered only by the default of the issuer when in cases where the amount in default exceeds US$50 million or its equivalent in other currencies. The debt acceleration requires the agreement of at least 50% of the bondholders of that certain series. As of December 31, 2019, the outstanding amount of local bonds was ThCh$ 306,895,060.

2)     Financial covenants

Financial covenants are contractual commitments with respect to minimum or maximum financial ratios that Enel Generación Chile is obliged to meet at certain periods of time (quarterly, annually, etc.). Most of the Group’s financial covenants limit the level of indebtedness and evaluate the ability to generate cash flows in order to service the companies’ debts. Various companies are also required to certify these covenants periodically. The types of covenants and their respective limits vary according to the type of debt.

The Company bonds issued in Chile include the following financial covenants whose definitions and calculation formulas are established in the respective indentures:

Series H

-

Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be less than or equal to 0.64. The financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; Other financial liabilities, non-current; and Other obligations guaranteed by the issuer or its subsidiaries; while Capitalization is the sum of Financial liabilities, Equity attributable to the shareholders of the Company, and Non-controlling interests. As of December 31, 2019, the ratio was 0.30.

-

Consolidated Equity: A minimum equity of ThCh$804,609 must be maintained; this limit is adjusted at the end of each year as established in the indenture. Equity corresponds to Equity attributable to the shareholders of the Parent Company. As of December 31, 2019, the equity attributable to shareholders of the Parent Company was Ch$ 1,963,775 million.

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Financial Expense Coverage: A financial expense coverage ratio of at least 1.85 must be maintained. Financial expense coverage is the quotient between i) the gross margin plus financial income and dividends received from associates, and ii) financial expenses; both items refer to the period of four consecutive quarters ending on the quarter being reported. For the year ended December 31, 2019, this ratio was 10.43.

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Net Asset Position with Related Parties: A net asset position must be maintained with related parties of no more than a hundred million dollars. The Net asset position with related parties is the difference between i) the sum of Accounts receivable from related entities, Current, accounts receivable from related entities, non-current, less transactions in the ordinary course of business of less than 180 days term, short-term transactions of associates of Enel Generación Chile S.A. in which Enel Américas S.A. has no participation, and long-term transactions of associates of Enel Generación Chile S.A. in which Enel Américas S.A. has no participation, and ii) the sum of Accounts payable to related entities, current, Accounts payable to related entities, non-current, less transactions in the ordinary course of business at less than 180 days term, short-term transactions of associates of Enel Generación Chile S.A.  in which Enel Américas S.A. has no participation, and long-term transactions of associates of Enel Generación Chile S.A. in which Enel Américas S.A. has no participation. As of December 31, 2019, using the exchange rate prevailing on that date, the net asset position with related parties was a negative US$ 252.58 million, indicating that Enel Américas S.A. is a net debtor of Enel Generación Chile S.A..

Series M

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Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be no less than or equalt to 0.64. The financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; and Other financial liabilities, non-current; while Capitalization is the sum of Financial liabilities and Total Equity. As of December 31, 2019, the debt ratio was 0.30.

-	Consolidated Equity: Same as for Series H.
-	Financial Expense Coverage Ratio: Same as for Series H.

Yankee bonds are not subject to financial covenants.

As of December 31, 2019, the most restrictive financial covenant was the Debt Equity Ratio requirement for two credit lines.

The other Group companies not mentioned in this Note, are not subject to compliance with financial covenants.

Finally, in most of the contracts, debt acceleration for non-compliance with these covenants does not occur automatically, but is subject to certain conditions, such as a cure period.

As of December 31, 2019 and 2018, no company of the Group was in default under their financial obligations summarized herein or other financial obligations whose defaults might trigger the acceleration of their financial commitments.